Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accumulated depreciation on vessels and equipment	$ 247.0	$ 203.8
Common stock, shares authorized	300	300
Class A
Common stock, shares issued	49.4	39.5
Common stock, shares outstanding	49.4	39.5
Class B
Common stock, shares issued	12.5	12.5
Common stock, shares outstanding	12.5	12.5